FAIR VALUE MEASUREMENT (Details 2) (Foreign exchange forward contracts, USD $)	12 Months Ended
Dec. 31, 2011
Foreign exchange forward contracts
Summary of changes in Level 3 foreign exchange forward contracts
Beginning balance	$ (13,478,691)
Settlements	$ 13,478,691